General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expenses
	For the year ended December 31,
	2023	2022	2021
	U.S. dollars in thousands
Professional services	$1,486	$1,085	$372
Share-based compensation	962	1,158	936
Salaries and social benefits (*)	1,011	1,014	74
Insurance	511	1,174	68
Traveling abroad	164	165	50
Others	641	371	91
	$4,775	$4,967	$1,591
(*)	During 2023, 2022 and 2021 the Company paid to pension funds and to insurance companies an amount of $104 thousand, $85 thousand and $14 thousand which are included in Company’s salary expenses under research and development and general and administrative expenses, respectively.